SCHEDULE OF UNRECOGNIZED TAX BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021
Income Tax Disclosure [Abstract]
Beginning balance	$ 656	$ 674
Additions for tax positions of prior years
Reductions for tax positions of prior years	41	(18)
Loss before provision for income taxes	$ 697	$ 656